Employee Benefit Plans - Schedule of Estimated Future benefit Payments, which Reflect Expected Future Service (Details) $ in Millions	Dec. 31, 2014 USD ($)
Compensation and Retirement Disclosure [Abstract]
2015	$ 29
2016	30
2017	31
2018	33
2019	34
2020-2024	$ 186